Entity Incorporation Document	Jul. 27, 2021
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31648
Entity Tax Identification Number	74-2806888
Entity Address, Address Line One	11400 Tomahawk Creek Parkway, Suite 300
Entity Address, City or Town	Leawood,
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211